Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (PIMCO Global Diversified Allocation Portfolio), Advisor Class)	0 Months Ended
	Feb. 04, 2013
(PIMCO Global Diversified Allocation Portfolio) | Advisor Class
Operating Expenses:
Management Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[1]
Acquired Fund Fees and Expenses	0.48%	[2]
Total Annual Portfolio Operating Expenses	1.59%
Fee Waiver and/or Expense Reimbursement	(0.49%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%

[1]	Estimated organizational expenses for the Portfolio's first fiscal year.
[2]	Acquired Fund Fees and Expenses are based on the estimated amounts for the Portfolio's first fiscal year.
[3]	PIMCO has contractually agreed, through May 1, 2014, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.